Leases (Tables)	12 Months Ended
Dec. 31, 2016
Leases [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases
Future annual minimum lease payments, excluding inflationary adjustments and payments to affiliates, are as follows (in thousands):

Years ending December 31,	Operating Leases (1)
2017	$396
2018	396
2019	396
2020	396
2021	373
Thereafter	5,137
Total	$7,094

(1)	Includes certain lease option renewals that are reasonably assured.